Dec. 12, 2023
Supplement to the Prospectus and Summary Prospectus, each dated May 31, 2023, as supplemented
Residential REIT ETF | Residential REIT ETF
HAUS
Residential REIT ETF
Effective immediately, the sections titled “Principal Risks of Investing in the Fund” within the summary prospectus and statutory prospectus are hereby revised to include the following:
Residential REIT ETF | Sub-Adviser – Potential Conflicts of Interest Risk [Member]

Sub-Adviser – Potential Conflicts of Interest Risk. A principal and the controlling owner of the Sub-Adviser (the “Principal”) may, from time to time, buy and sell real estate to or from one or more publicly-traded REITs (“Target REITs”). The Target REITs may be holdings, or potential holdings, of the Fund. Any of these Principal-Target REIT transactions would be conducted through a separate entity controlled by the Principal, not directly by the Sub-Adviser or the Fund. The Principal does not have access to confidential information about the Sub-Adviser’s investment decisions for the Fund, does not participate in making investment recommendations for the Sub-Adviser or the Fund, and does not have access to those recommendations. To avoid potential conflicts of interest arising from any Principal-Target REIT transactions, the Sub-Adviser has established a policy to ensure that the Fund’s portfolio manager for the Sub-Adviser does not receive sensitive, non-public information about the investment activities of the Principal. The policy also prevents the Principal from accessing non-public information about the investment activities of the Sub-Adviser.